Combined Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Combined Statements of Cash Flows
Net income (loss) from continued operations	€ 37,954	€ 3,591	€ (27,277)
Adjustments to reconcile condensed net profit (loss) to net cash
Income tax expense (benefit)	2,778	(1,924)	5,195
Financial result	(8,537)	11,988	14,654
Depreciation and amortization	6,904	6,283	4,893
Net losses from the disposal of intangibles and PP&E	(602)	228	785
Reversal of impairments of financial assets, net	(22,696)	(3,091)	(3,333)
Other non-cash expenses	182	370	(2,541)
Working capital adjustments:
Changes in trade and other receivables	(6,729)	(16,610)	7,698
Changes in inventories	8,244	(5,821)	(6,678)
Change in working capital liabilities	(6,823)	5,674	(3,706)
Change in provisions	382	(408)	23
Taxes paid	(1,161)
Cash provided by (used in) operating activities	9,897	280	(10,285)
Purchases of intangible assets and property, plant and equipment	(6,907)	(4,616)	(5,040)
Receipts from sale and leasback transaction	8,926
Investments in financial assets			(89)
Payment for loan to shareholder		(2,552)	(2,408)
Repayment of loan to shareholder	70,000
Cash used in investing activities	72,019	(7,168)	(7,537)
Proceeds from debt financing		4,895
Proceeds from debt financing		4,100	55
Payments for debt financing	(81,871)	(5,880)	(1,911)
Proceeds from equity contributions by minority shareholders			30,429
Proceeds from shareholder loans		795	2,782
Payment of lease liabilities	(819)	(609)	(451)
Interest paid	(1,941)	(1,708)	(799)
Transaction with shareholder			5,298
Decrease in restricted cash	917	137	270
Cash (used in) provided by financing activities	(83,714)	(3,165)	35,674
Net increase (decrease) in cash and cash equivalents	(1,798)	(10,053)	17,852
Effect of foreign exchange rate changes on cash and cash equivalents	(824)
Cash and cash equivalents at the beginning of the period	8,332	18,384	533
Cash and cash equivalents at the end of the period	€ 5,710	€ 8,332	€ 18,384